Post-employment Benefits - Summary of Plan Assets (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value of plan assets [line items]
Plan assets at fair value	R$ 513,650	R$ 540,888
Percentage fair value of plan assets	100.00%	100.00%
Fixed income bonds [member]
Disclosure of fair value of plan assets [line items]
Plan assets at fair value	R$ 513,470	R$ 540,804
Percentage fair value of plan assets	99.96%	99.98%
Other [member]
Disclosure of fair value of plan assets [line items]
Plan assets at fair value	R$ 180	R$ 84
Percentage fair value of plan assets	0.04%	0.02%